Taxes (Details 5) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Taxes
Other taxes	$ 790
Net finance income (expense)	2,149
Income taxes	(854)
Total effect on the statement of income	$ 2,085